As filed with the Securities and Exchange Commission on May 13, 2011
Registration Nos. 33-13754, 811-05127

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 41 ☑
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 41 ☑
ADVANCE CAPITAL I, INC.
(Exact Name of Registrant as Specified in Charter)
One Towne Square, Suite 444, Southfield, Michigan 48076
(Address of Principal Executive Offices)
(248) 350-8543
(Registrant’s Telephone Number, including Area Code)
Robert J. Cappelli, President
Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076
(Name and Address of Agent for Service)
Copy to:
Paul R. Rentenbach
Dykema Gossett PLLC
400 Renaissance Center
Detroit, Michigan 48243
(313) 568-6973
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑	Immediately upon filing pursuant to Rule 485(b), or

☐	On , 20 , pursuant to Rule 485(b), or

☐	60 days after filing pursuant to Rule 485(a)(1), or

☐	On , 20 , pursuant to Rule 485(a)(1), or

☐	75 days after filing pursuant to Rule 485(a)(2), or

☐	On , 20 , pursuant to Rule 485(a)(2).
If appropriate, check this box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment .

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southfield and the State of Michigan on the 13th of May, 2011.

ADVANCE CAPITAL I, INC.

By:	/s/ CHRISTOPHER M. KOSTIZ
Christopher M. Kostiz, Vice President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on May 13, 2011.

Name	Title

/s/ ROBERT J. CAPPELLI	President, Treasurer and Director
Robert J. Cappelli	(Principal executive officer and principal
financial officer)

/s/ JULIE A. KATYNSKI	Vice President
Julie A. Katynski	(Principal accounting officer)

*	Director
Joseph A. Ahern

*	Director
Susan E. Burns

*	Director
Janice E. Loichle

*	Director
Thomas L. Saeli

*By:	/s/ CHRISTOPHER M. KOSTIZ
Christopher M. Kostiz, Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase